Note 17 - Income Taxes (Details Textual) - USD ($) $ in Millions	11 Months Ended	12 Months Ended			13 Months Ended
	Dec. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2019
Income Before Taxes, Percent		21.00%	23.00%	24.00%
Effective Income Tax Rate Reconciliation, Percent, Total		15.00%	19.00%	13.00%
Increase (Decrease) In Current Tax Expense Due to Estimate of Uncertain Tax Positions			$ 1.5
Increase (Decrease) in Current Tax Expense Due to Less Income Being Sheltered by Loss Carry-forwards and Other Attributes			0.8
Increase (Decrease) In Current Tax Expense Due To Income Tax of Previous Periods			0.3
Decrease in Deferred Income Tax Expense, Tax Rates Reductions in Us and EMEA			1.1
Decrease in Deferred Income Tax Expense, Stock Compensation			0.7
Undistributed Earnings of Foreign Subsidiaries		$ 303.3			$ 303.3
Liability for Uncertainty in Income Taxes, Noncurrent		7.8			7.8
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		7.6			7.6
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit		$ 0.3			$ 0.3
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 0.7
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		26.50%	26.50%	26.50%
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%				21.00%